Shares Option Activities, Stock Options Granted by Red 5 (Detail) - $ / shares		1 Months Ended		12 Months Ended
	Jun. 06, 2017	Jan. 31, 2019	Sep. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period		2,000,000		1,000,000
Granted				2,500,000
Exercised	(6,328,535)			0
Forfeited	(10,806,665)	(15,000,000)	(4,700,000)	(1,500,000)
Outstanding at end of period				2,000,000	1,000,000
Vested and expected at end of period				2,000,000
Exercisable at end of period				365,079
Outstanding at beginning of period		$ 1.86		$ 1.86
Granted				0.93
Exercised				0
Forfeited				0.93
Outstanding at end of period				1.86	$ 1.86
Vested and expected at end of period				1.86
Exercisable at end of period	$ 0.00			$ 1.86
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period				2 years 21 days	3 years 7 months 6 days
Vested and expected at end of period				2 years 21 days
Exercisable at end of period				21 days
Stock options and ordinary shares granted by Red 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period		5,111,250		5,476,250
Granted				0
Exercised				0
Forfeited				(365,000)
Outstanding at end of period				5,111,250	5,476,250
Vested and expected at end of period				5,111,250
Exercisable at end of period				4,810,176
Outstanding at beginning of period		$ 0.049		$ 0.053
Granted				0
Exercised				0
Forfeited				0.115
Outstanding at end of period				0.049	$ 0.053
Vested and expected at end of period				0.049
Exercisable at end of period				$ 0.049
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period				3 years 3 days	3 years 29 days
Vested and expected at end of period				3 years 3 days
Exercisable at end of period				3 years 3 days